SEGMENTED INFORMATION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenue Stream
Disposal of Indaflex rights (Mexico Only)	$ 0	$ 0	$ 760,329
Consulting Fees (North America)
Gross Operating Revenue	$ 0	$ 0	$ 760,329
Other non-operating revenue:
Forgone Accounts Payable	$ 20,227	$ 13,364	$ 106,377
Gain from disposal of fixed assets
Legal Settlement
Interest Income	$ 416	$ 409	$ 2,704
Total Revenues and Non-Operating Revenues	$ 20,373	$ 13,773	$ 869,410